Debt (Tables)	12 Months Ended
Dec. 31, 2019
Debt Disclosure [Abstract]
Schedule of Long-term Debt Payable

Long-term debt consisted of the following:

Equipment Notes Payable

	December 31, 2019	December 31, 2018
Note payable with monthly payments of $716, including interest at 6.50% per annum through November 2020.	$-	$18,707
Note payable with monthly payments of $615, including interest at 6.80% per annum through August 2021.	-	18,383
Note payable with monthly payments of $1,294, including interest at 14.72% per annum through March 2023.	40,733	50,072
Note payable with monthly payments of $1,063, including interest at 5.76% per annum through April 2021.	10,276	18,539

Note payable with monthly payments of $983, including interest at 4.90% per annum through August 2024.	48,566	-
Note payable with monthly payments of $947 including interest at 6.14% per annum through December 2024.	$-	$54,328
Total:	$99,575	$160,029
Less current portion:	(27,435)	(38,991)
Total non-current portion:	$72,140	$121,038

Schedule of Annual Principal Payments

As of December 31, 2019, approximate principal payments to be made on these debt obligations are as follows:

Year ending December 31:	Amount
2020	$27,435
2021	21,131
2022	19,895
2023	24,161
2024	6,953
Thereafter	-
Notes payable obligation	99,575